Discontinued Operations (Details) - Yitian Xindong ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2020 CNY (¥)	May 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥) [1]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total consideration on discontinued operations	¥ 313,600
Disposal loss recognized	¥ 14,700	$ 2.1	¥ 14,678

[1]	The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.